Business combinations (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Schedule of the Assets Acquired, and the Associated Consideration

All figures in £ millions	2025 Total	2024 Total	2023 Total

Intangible assets	71	1	117

Trade and other receivables	7	–	8

Cash and cash equivalents	8	–	4

Trade and other liabilities	(4)	–	(7)

Provisions, including uncertain tax provisions	(5)	–	–

Deferred revenue	(10)	–	–

Deferred tax	(1)	–	(31)

Net assets acquired	66	1	91

Goodwill	102	1	61

Total	168	2	152

Satisfied by:

Cash consideration	168	1	152

Contingent or deferred consideration	–	1	–

Total consideration	168	2	152

Schedule of Cash Flow on Acquisitions

All figures in £ millions	2025 Total	2024 Total	2023 Total

Cash flow on acquisitions

Cash – current year acquisitions	(168)	(1)	(152)

Cash paid into escrow account	(3)	–	–

Cash and cash equivalents acquired	8	–	4

Deferred payments for prior year acquisitions and other items	(4)	(38)	(23)

Net cash outflow	(167)	(39)	(171)